APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Special Investment Trust
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of securities for
 which this
Form is filed (state "All Series" if Form is being filed for all series):

		Eaton Vance Balanced Fund
		Eaton Vance Commodity Strategy Fund
		Eaton Vance Dividend Builder Fund
		Eaton Vance Greater India Fund
		Eaton Vance Investment Grade Income Fund
		Eaton Vance Growth Fund
		Eaton Vance Large-Cap Value Fund
		Parametric Absolute Return Fund
		Eaton Vance Real Estate Fund
		Eaton Vance Small-Cap Fund
		Eaton Vance Small-Cap Value Fund
		Eaton Vance Special Equities Fund

3. Investment Company Act File Number:
				811-01545

    Securities Act File Number:
				002-27962

4(a). Last day of fiscal year for which this Form is filed:

				12/31/2014


4(b). Is this Form is being filed late (i.e., more than
 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
			$	$3,172,416,784

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
	$	$5,301,858,933

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:				$
$13,280,347,621

(iv)  Total available redemption credits [add items 5(ii)
 and 5(iii)]:
$	$18,582,206,554

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
			 $	$0

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$
$15,409,789,770

(vii)  Multiplier for determining registration fee (See
Instructions C.9):
	x	0.0001162

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter
"0" if no fee is due):
	=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting
 an amount
of securities that were registered under the Securities
Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of recession of
rule 24e-2], then report the amount of securities (number
 of shares or
other units) deducted here:
			$0.00

If there is a number of shares or other units that were
 registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
Form is filed that are available for use by the issuer
in future fiscal years,
then state that number here:
			$0.00


7. Interest due - if this Form is being filed more than
90 days after the end
of the issuer's fiscal year (See Instruction D):
						$0.00


8. Total of the amount of the registration fee due plus
any interest
due [line 5(viii) plus line 7]:
			$0.00


9. Date the registration fee and any interest payment was
sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons
 on behalf of the issuer
and in the capacities and on the dates indicated.


William J. Austin, Jr.
Assistant Treasurer

Date: 03/24/2015